TAXATION (Narrative) (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2017 CNY (¥)	Dec. 31, 2017 USD ($)	Dec. 31, 2016 CNY (¥)	Dec. 31, 2015 CNY (¥)	Dec. 31, 2017 USD ($)	Dec. 31, 2016 USD ($)
Income Tax Contingency [Line Items]
Applicable tax rates	25.00%	25.00%	25.00%	25.00%
Income tax profits | ¥	¥ 0		¥ 0	¥ 0
Income tax liabilities, interest rate	0.05%	0.05%
Income tax liabilities, penalty rate	50.00%	50.00%
Uncertain tax position, impact on taxes	¥ 2,770	$ 426	1,467	9,041
Accrued interest and penalties	29,634		26,864		$ 4,554
Undistributed earnings	571,963		63,208		87,909	$ 9,715
Undistributed earnings, which are not subject to withholding tax under prevailing tax law | $					51,457	7,909
Unrecognized Tax Benefits	41,358		¥ 38,420	¥ 36,090	6,356	5,905
Income Tax Examination, Penalties and Interest Expense	70,992	$ 10,911
Unrecognized Tax Benefits that Would Impact Effective Tax Rate	¥ 18,381				$ 2,825	$ 21,300
Property Leasing Arrangement [Member]
Income Tax Contingency [Line Items]
Value added tax	17.00%	17.00%
Technical Service [Member]
Income Tax Contingency [Line Items]
Value added tax	6.00%	6.00%
United States of America [Member]
Income Tax Contingency [Line Items]
Applicable tax rates	35.00%	35.00%